OREO	12 Months Ended
Dec. 31, 2019
Real Estate [Abstract]
OREO
OREO

Other real estate owned (OREO) at December 31, 2019 was $4.7 million, compared to $5.1 million at December 31, 2018, a decreased of $397,000. The OREO balances for 2019 and 2018 are included in the other assets in the balance sheets. The real estate owned at, December 31, 2019, consisted of nine properties, the largest being a commercial building being carried at $2.0 million. During 2019, the Company disposed of $2.8 million of OREO, recognizing a gain of $86,000, compared to $2.8 million of OREO sold in 2018, recognizing a gain of $209,000. Also during 2019, the Company wrote down OREO property by $332,000, compared to $899,000 of write-downs in 2018, based on a decline in appraised values. Operating expenses related to OREO, net of related income, for 2019 and 2018, were $415,000 and $611,000, respectively.

An analysis of OREO activity for the years ended December 31, 2019 and 2018 is as follows:

	For the Year Ended December 31,
	2019	2018
	(Dollars in thousands)
Balance at beginning of period	$5,124	$7,248
Real estate acquired in settlement of loans	2,751	1,622
Sales of OREO, net	(2,771)	(2,847)
Valuation adjustments and donations	(377)	(899)
Balance at end of period	$4,727	$5,124